Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate
The following table details total selling commissions and dealer manager fees incurred by the Company during the years ended December 31, 2016, 2015 and 2014 and payable to the Former Dealer Manager as of December 31, 2016 and 2015:

	Year Ended December 31,			Payable as of December 31,
(In thousands)	2016	2015	2014	2016	2015
Total commissions and fees to the Former Dealer Manager	$—	$—	$81,728	$—	$—

Schedule Of Offering Costs Reimbursements to Related Party
The following table details offering costs and reimbursements incurred during the years ended December 31, 2016, 2015 and 2014 and payable to the Advisor and its affiliates and the Former Dealer Manager and its affiliates as of December 31, 2016 and 2015:

	Year Ended December 31,			Payable as of December 31,
(In thousands)	2016	2015	2014	2016	2015
Fees and expense reimbursements to the Advisor and its affiliates and Former Dealer Manager and its affiliates	$—	$—	$2,854	$—	$—

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
Amounts below are inclusive of fees and other expense reimbursements incurred from and due to the Advisor that are passed through and ultimately paid to Lincoln as a result of the Advisor's exclusive service agreement with Lincoln:

	Year Ended December 31,			Payable as of December 31,
	2016	2015	2014	2016	2015
(In thousands)	Incurred	Incurred	Incurred
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$—	$7,245	$9,214	$—	$—
Financing coordination fees	—	426	3,492	—	—
Ongoing fees:
Asset management fees	9,004	5,487	—	—	—
Property management and leasing fees	6,820	5,445	1,362	444	452
Professional fees and other reimbursements	2,798	4,399	1,288	731	376
Strategic advisory fees	—	—	425	—	—
Distributions on Class B Units	315	243	41	—	—
Total related party operation fees and reimbursements	$18,937	$23,245	$15,822	$1,175	$828